Summary of Significant Accounting Policies - Schedule Of Fair Value Liability Of Price Adjustable Warrants Determined By Level 3 (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Balance	$ 141,723
Fair value of warrant issued
Exercise of warrants
Change in fair value included in consolidated statement of operations	103,072		75,100
Fair value of warrants assumed in reverse merger			66,623
Balance	$ 244,795		$ 141,723